Short-Term and Long-Term Financial Liabilities - Schedule of the Carrying Amount of Convertible Notes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of the Carrying Amount of Convertible Notes [Abstract]
Opening balance	$ 85,811,096	$ 72,995,438
Additions	7,745,487	19,929,687
Converted into shares	(500,000)	(2,220,431)
Debt discount	(1,999,688)	(7,590,005)
Embedded derivative		(3,915,094)
Extinguishment of convertible notes	(5,558,600)
Recognition of amended convertible notes	16,442,000
Accrued interest, net	4,393,689	6,611,501
Ending balance	$ 106,333,984	$ 85,811,096